Common Shares - Earnings per Common Share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Net earnings (loss) attributable to common shareholders	$ 4	$ (576)	$ (336)
Basic weighted average number of common shares outstanding (in shares)	271,000	271,000	275,000
Diluted weighted average number of common shares outstanding (in shares)	271,000	271,000	275,000
Net earnings (loss) per share attributable to common shareholders, basic (in CAD per share)	$ 0.01	$ (2.13)	$ (1.22)
Net earnings (loss) per share attributable to common shareholders, diluted (in CAD per share)	$ 0.01	$ (2.13)	$ (1.22)